Borrowings, Carrying Amount and Fair Values (Details)	6 Months Ended
Jun. 30, 2025
Bottom of Range [Member]
Carrying amounts and fair values [Abstract]
Borrowings floating interest rate	1 month
Top of Range [Member]
Carrying amounts and fair values [Abstract]
Borrowings floating interest rate	3 months